UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Myers Capital Management LLC
          ----------------------------------------------------------------------
Address:  126 Cottage Place
          ----------------------------------------------------------------------
          Charlotte, NC  28207
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James M. Myers
          ----------------------------------------------------------------------
Title:    Owner & Sole Member
          ----------------------------------------------------------------------
Phone:    704-333-1710
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ James M. Myers                  Charlotte, NC                     08/06/2003
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                        -------------------

Form 13F Information Table Entry Total:  51
                                        -------------------

Form 13F Information Table Value Total:  $  49,656
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

        ITEM 1:             ITEM 2:      ITEM 3:     ITEM 4:    ITEM 5:        ITEM 6:             ITEM 7:             ITEM 8:
----------------------- --------------  ---------  ----------  -------- ------------------- ------------------  --------------------
    NAME OF ISSUER      TITLE OF CLASS    CUSIP       FAIR     SHARES OR     INVESTMENT            MANAGERS       VOTING AUTHORITY
                                         NUMBER      MARKET    PRINCIPAL     DISCRETION                         ----- ------ -------
                                                     VALUE      AMOUNT  ------- ----- ------                     (A)    (B)    (C)
                                                                          (A)    (B)   (C)                      SOLE   SHARED  NONE
                                                                                      SHARED
                                                                          SOLE  SHARED OTHER
----------------------- -------------  ---------  ----------  --------  ------- ----- ------ ------------------ ----- ------ -------
AIR PRODUCTS &             COM         009158106     748,800   18,000     SOLE                                                18,000
  CHEMICALS INS
ALCON INC                  COM         031162100     530,120   11,600     SOLE                                                11,600
AMEREN CORP                COM         023608102   1,186,290   26,900     SOLE                                                26,900
AMGEN INC                  COM         035229103     567,084    8,600     SOLE                                                 8,600
ANHEUSER BUSCH             COM         044204105   1,280,028   25,074     SOLE                                                25,074
  COMPANIES INC.
ASHLAND INC                COM         049560105     770,068   25,100     SOLE                                                25,100
ATMOS ENERGY CORP          COM         053611109   1,396,240   56,300     SOLE                                                56,300
BEMIS INC                  COM         084423102   1,258,920   26,900     SOLE                                                26,900
BERKSHIRE HATHAWAY INC     COM         084670108   1,957,500       27     SOLE                                                    27
CATERPILLAR INC            COM         149123101     601,128   10,800     SOLE                                                10,800
CHEVRONTEXACO CORP         COM         166764100   1,299,600   18,000     SOLE                                                18,000
CINERGY CORP               COM         172474108   1,188,317   32,300     SOLE                                                32,300
COLGATE PALMOLIVE CO       COM         194162103     827,178   14,274     SOLE                                                14,274
COMCAST CORP -             COM         20030N200     520,371   17,950     SOLE                                                17,950
  SPECIAL CL A
CONAGRA INC.               COM         205887102   1,269,680   53,800     SOLE                                                53,800
CONS EDISON CO OF NY       COM         209115104   1,242,136   28,700     SOLE                                                28,700
CONSTELLATION ENERGY       COM         210371100     617,400   18,000     SOLE                                                18,000
  GROUP INC
DEERE & CO                 COM         244199105     658,080   14,400     SOLE                                                14,400
DOMINION RESOURCES INC VA  COM         25746U109   1,728,863   26,900     SOLE                                                26,900
DQE INC                    COM         23329J104     756,514   50,200     SOLE                                                50,200
DTE ENERGY CO              COM         233331107   1,325,352   34,300     SOLE                                                34,300
EMERSON ELECTRIC CO        COM         291011104     735,840   14,400     SOLE                                                14,400
EXELON CORP                COM         30161N101   1,285,915   21,500     SOLE                                                21,500
EXXON MOBIL CORP           COM         30231G102   1,285,578   35,800     SOLE                                                35,800
HAWAIIAN ELEC INDS INC     COM         419870100   1,233,365   26,900     SOLE                                                26,900
HERLEY INDUSTRIES INC      COM         415864107     585,189   34,895     SOLE                                                34,895
IDT CORP                   COM         427398102     321,072   17,937     SOLE                                                17,937
JEFFERSON PILOT CORP       COM         452308109   1,189,902   28,700     SOLE                                                28,700
KEYCORP NEW                COM         493267108     679,763   26,900     SOLE                                                26,900
LEUCADIA NATIONAL CORP     COM         485170302      29,696      800     SOLE                                                   800
MCGRAW HILL INC            COM         580645109     669,600   10,800     SOLE                                                10,800
MOLSON INC - A SHS         COM         527288104     431,935   15,941     SOLE                                                15,941
NEW YORK ST ELEC &         COM         608710307     374,033   18,017     SOLE                                                18,017
  GAS CORP
NICOR INC                  COM         254086107     601,182   16,200     SOLE                                                16,200
NWNL COMPANIES INC         COM         667655104     683,975   25,100     SOLE                                                25,100
ORACLE SYSTEMS CORP        COM         68389X105     538,048   44,800     SOLE                                                44,800
PEPSICO INC                COM         713448108   1,195,893   26,874     SOLE                                                26,874
PIEDMONT NAT GAS INC       COM         720186105   1,388,350   35,773     SOLE                                                35,773
PITNEY BOWES INC           COM         724479100     964,091   25,100     SOLE                                                25,100
ROCKWELL COLLINS INC       COM         774341101     881,754   35,800     SOLE                                                35,800
SCANA CORP                 COM         80589M102   1,402,052   40,900     SOLE                                                40,900
SEA CONTAINERS LTD - CL A  COM         811371707     535,148   46,984     SOLE                                                46,984
SEALED AIR CORP NEW        COM         81211K100   2,195,945   43,100     SOLE                                                43,100
SOUTHWEST GAS CORP         COM         844895102   1,053,641   49,747     SOLE                                                49,747
TEXTRON INC                COM         883203101   1,119,874   28,700     SOLE                                                28,700
UNIVERSAL CORP - VA        COM         913456109     761,400   18,000     SOLE                                                18,000
UST INC                    COM         902911106     942,307   26,900     SOLE                                                26,900
VERIDIAN CORP              COM         92342R203     638,487   18,300     SOLE                                                18,300
VULCAN MATERIAL CO         COM         929160109     667,260   18,000     SOLE                                                18,000
WGL HOLDINGS               COM         98389B100   1,303,761   48,830     SOLE                                                48,830
XCEL ENERGY INC            COM         98956P102   2,231,650  148,381     SOLE                                               148,381